Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table presents the notional amounts and gross fair value of derivative instruments prior to taking into account the netting effects of master netting agreements as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
	Notional	Carrying Value/Fair Value		Notional	Carrying Value/Fair Value
	Amount	Assets	Liabilities	Amount	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate swaps	$1,592,943	$32,555	$21,873	$2,195,059	$123,085	$17,867
Interest rate options	240,000	2,554	—	—	—	—
Financial futures	123,780	—	—	127,877	—	—
Foreign currency forwards	79,618	—	12,772	74,400	1,017	2,105
Consumer price index swaps	59,922	—	309	85,135	1,446	—
Credit default swaps	682,700	10,438	2,156	714,000	2,228	5,922
Equity options	757,352	33,902	—	696,776	62,514	—
Synthetic guaranteed investment contracts	4,629,859	—	—	2,018,073	—	—
Embedded derivatives in:
Modified coinsurance or funds withheld arrangements	—	—	176,270	—	—	243,177
Indexed annuity products	—	—	838,670	—	—	740,256
Variable annuity products	—	—	30,055	—	—	172,105
Total non-hedging derivatives	8,166,174	79,449	1,082,105	5,911,320	190,290	1,181,432
Derivatives designated as hedging instruments:
Interest rate swaps	49,131	—	4,606	57,275	344	786
Foreign currency swaps	728,674	21,903	620	629,512	—	27,398
Total hedging derivatives	777,805	21,903	5,226	686,787	344	28,184
Total derivatives	$8,943,979	$101,352	$1,087,331	$6,598,107	$190,634	$1,209,616

Offsetting Assets [Table Text Block]

				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash Collateral Pledged/ Received	Net Amount
December 31, 2013:
Derivative assets	$101,352	$(26,125)	$75,227	$(11,095)	$(51,006)	$13,126
Derivative liabilities	42,336	(26,125)	16,211	(18,081)	(8,033)	(9,903)
December 31, 2012:
Derivative assets	$190,634	$(22,426)	$168,208	$(22,458)	$(136,414)	$9,336
Derivative liabilities	54,078	(22,426)	31,652	(1,565)	(27,867)	2,220

Offsetting Liabilities [Table Text Block]

				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheet	Net Amounts Presented in the Balance Sheet	Financial Instruments	Cash Collateral Pledged/ Received	Net Amount
December 31, 2013:
Derivative assets	$101,352	$(26,125)	$75,227	$(11,095)	$(51,006)	$13,126
Derivative liabilities	42,336	(26,125)	16,211	(18,081)	(8,033)	(9,903)
December 31, 2012:
Derivative assets	$190,634	$(22,426)	$168,208	$(22,458)	$(136,414)	$9,336
Derivative liabilities	54,078	(22,426)	31,652	(1,565)	(27,867)	2,220

Net Derivatives Gains Losses Recognized On Fair Value Derivatives And Related Hedged Items [Table Text Block]
The gain or loss on the hedged item attributable to the hedged benchmark interest rate and the offsetting gain or loss on the related interest rate swaps for the year ended December 31, 2011 was (dollars in thousands):

Type of Fair Value Hedge	Hedged Item	Gains (Losses) Recognized for Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Investment Related Gains (Losses)
For the year ended December 31, 2011:
Interest rate swaps	Fixed rate fixed maturities	$(785)	$1,402	$617

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents the components of AOCI, before income tax, and the consolidated income statement classification where the gain or loss is recognized related to cash flow hedges for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Accumulated other comprehensive income (loss), balance beginning of year	$403	$(828)
Gains (losses) deferred in other comprehensive income (loss) on the effective portion of cash flow hedges	(3,969)	2,613
Amounts reclassified to investment income	(1,012)	(1,382)
Accumulated other comprehensive income (loss), balance end of period	$(4,578)	$403

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of income and the consolidated statements of stockholders’ equity for the years ended December 31, 2013 and 2012 (dollars in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)		(Ineffective Portion and Amounts Excluded from Effectiveness Testing)
		Investment Related Gains (Losses)	Investment Income	Investment Related Gains (Losses)	Investment Income
For the year ended December 31, 2013:
Interest rate swaps	$(3,969)	$—	$1,012	$6	$—
For the year ended December 31, 2012:
Interest rate swaps	$2,613	$—	$1,382	$(41)	$—

Derivatives Hedging Instruments In Net Investment Hedging Relationships [Table Text Block]
The following table illustrates the Company’s net investments in foreign operations (“NIFO”) hedges for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Derivative Gains (Losses) Deferred in AOCI
	For the year ended
Type of NIFO Hedge (1) (2)	2013	2012	2011
Foreign currency swaps	$40,347	$(20,470)	$4,858

(1)
There were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from accumulated other comprehensive income (loss) into investment income during the periods presented.

(2)	There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations.

Derivative Instruments Gain Loss By Income Statement Location [Table Text Block]
A summary of the effect of non-hedging derivatives, including embedded derivatives, on the Company’s consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 is as follows (dollars in thousands):

		Gain (Loss) for the Years Ended December 31,
Type of Non-hedging Derivative	Income Statement Location of Gain (Loss)	2013	2012	2011
Interest rate swaps	Investment related gains (losses), net	$(84,398)	$16,028	$178,338
Interest rate options	Investment related gains (losses), net	(11,518)	—	—
Financial futures	Investment related gains (losses), net	(11,157)	(20,245)	(945)
Foreign currency forwards	Investment related gains (losses), net	(13,201)	(5,644)	1,675
CPI swaps	Investment related gains (losses), net	(1,942)	(267)	1,821
Credit default swaps	Investment related gains (losses), net	24,188	18,359	(63)
Equity options	Investment related gains (losses), net	(79,230)	(69,677)	7,818
Embedded derivatives in:
Modified coinsurance or funds withheld arrangements	Investment related gains (losses), net	70,177	115,009	(87,236)
Indexed annuity products	Policy acquisition costs and other insurance expenses	—	(630)	(24,551)
Indexed annuity products	Interest credited	(115,409)	(29,804)	(90,370)
Variable annuity products	Investment related gains (losses), net	142,050	104,613	(224,184)
Total non-hedging derivatives		$(80,440)	$127,742	$(237,697)

Disclosure Of Credit Derivatives [Table Text Block]
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of credit default swaps sold by the Company at December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013			2012
Rating Agency Designation of Referenced Credit Obligations(1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps(2)	Weighted Average Years to Maturity(3)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps(2)	Weighted Average Years to Maturity(3)
AAA/AA-/A+/A/A-
Single name credit default swaps	$614	$117,500	5.1	$(2,077)	$124,500	5.9
Credit default swaps referencing indices	—	—	—	—	—	—
Subtotal	614	117,500	5.1	(2,077)	124,500	5.9
BBB+/BBB/BBB-
Single name credit default swaps	656	142,200	4.9	(2,345)	135,500	5.5
Credit default swaps referencing indices	7,295	405,000	5.0	937	430,000	5.0
Subtotal	7,951	547,200	5.0	(1,408)	565,500	5.1
BB+
Single name credit default swaps	—	—	—	(222)	6,000	4.5
Credit default swaps referencing indices	—	—	—	—	—	—
Subtotal	—	—	—	(222)	6,000	4.5
Total	$8,565	$664,700	4.4	$(3,707)	$696,000	5.2

(1)	The rating agency designations are based on ratings from Standard and Poor’s (“S&P”).

(2)	Assumes the value of the referenced credit obligations is zero.

(3)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Changes In Estimated Fair Value Related To Embedded Derivatives [Table Text Block]
The related gains (losses) and the effect on net income after amortization of DAC and income taxes for the years ended December 31, 2013, 2012 and 2011 are reflected in the following table (dollars in thousands):

	2013	2012	2011
Embedded derivatives in modified coinsurance or funds withheld arrangements included in investment related gains	$70,177	$115,009	$(87,236)
After the associated amortization of DAC and taxes, the related amounts included in net income	18,920	25,454	(7,599)
Embedded derivatives in variable annuity contracts included in investment related gains	142,050	104,613	(224,184)
After the associated amortization of DAC and taxes, the related amounts included in net income	70,123	6,367	(30,230)
Amounts related to embedded derivatives in equity-indexed annuities included in benefits and expenses	(115,409)	(30,434)	(114,921)
After the associated amortization of DAC and taxes, the related amounts included in net income	(106,792)	6,110	(55,915)

Credit Risk [Table Text Block]
Information regarding the Company’s credit exposure related to its over-the-counter derivative contracts and margin account for exchange-traded futures at December 31, 2013 and 2012 are reflected in the following table (dollars in thousands):

	December 31, 2013	December 31, 2012
Estimated fair value of derivatives in net asset position	$59,016	$136,558
Cash provided as collateral(1)	8,033	27,867
Securities pledged to counterparties as collateral(2)	18,081	1,565
Cash pledged from counterparties as collateral(3)	(51,006)	(136,414)
Securities pledged from counterparties as collateral(4)	(11,095)	(22,458)
Initial margin for cleared derivatives	(13,350)	—
Net credit exposure	$9,679	$7,118
Margin account related to exchange-traded futures(5)	$2,566	$5,605

(1)	Consists of receivable from counterparty, included in other assets.

(2)	Included in other invested assets, primarily consists of U.S. Treasury securities.

(3)	Included in cash and cash equivalents, with obligation to return cash collateral recorded in other liabilities.

(4)	Consists of U.S. Treasury securities.

(5)	Included in cash and cash equivalents.